Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

	December 31, 2016 $	December 31, 2015 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	291,764	429,279
Norwegian Kroner Bonds due through 2019	256,927	327,941
U.S. Dollar-denominated Term Loans due through 2018	112,406	129,133
U.S. Dollar-denominated Term Loans due through 2028	2,109,926	2,037,766
U.S. Dollar Non-Public Bonds due through 2024	166,680	202,449
U.S. Dollar Bonds due 2019	300,000	300,000
Total principal	3,237,703	3,426,568
Less debt issuance costs and other	(54,809)	(62,694)
Total debt	3,182,894	3,363,874
Less current portion	(586,892)	(485,069)
Long-term portion	2,596,002	2,878,805